INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
6.	INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2014	2015
	US$	US$
Short-term investments
Fixed-rate time deposits	455,184	62,559

Long-term investments:
Available-for-sale securities:
- Yirendai Ltd. ("Yirendai")	-	985
- Color Life Service Group ("Color Life")	24,091	23,703
- Hopefluent Group Holdings Limited ("Hopefluent")	34,944	31,339
	59,035	56,027
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	-	121,394
- Sindeo, Inc. ("Sindeo")	-	5,000
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	62,257

	121,292	244,678

As of December 31, 2014 and 2015, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$758, US$27,166 and US$9,474 were recognized for the years ended December 31, 2013, 2014 and 2015, respectively.

Dividends from the long-term investments of nil, nil and US$1,333 were recognized as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2013, 2014 and 2015, respectively.

On June 27, 2014, the Group acquired 27,551,733 shares of Color Life, a Hong Kong listed company, for US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2014, the market price of Color Life was US$24,091 and an unrealized gain of US$10,508 was recorded in other comprehensive income. As of December 31, 2015, the market price declined to US$23,703 and an unrealized loss of US$388 was recorded in other comprehensive income (loss).

In November 2014, the Group acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, for US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. During the year ended December 31, 2014, the market price of Hopefluent declined significantly. As a result, an other-than-temporary impairment loss of US$8,417 was recognized in the year ended December 31, 2014 and the new cost base of the available-for-sale security was US$34,944 as of December 31, 2014. As of December 31, 2015, the market price of Hopefluent decreased to US$31,339. The Group evaluates the duration and extent to which the fair value of a security is less than its cost; the financial condition of the issuer and any changes thereto; and the Group’s intent to sell, or whether it will more likely than not be required to sell, the security before recovery of its amortized cost basis. As a result, the Group did not consider Hopefluent to be other-than-temporarily impaired and accordingly an unrealized loss of US$3,605 was recorded in other comprehensive income (loss).

On December 10, 2014, the Group acquired 16% of the share capital of Tospur, a non-listed company, for US$62,257. The investment in Tospur was classified as a cost method investment, as the Group does not have significant influence over Tospur. No impairment on the investment in Tospur was recognized for the year ended December 31, 2015.

On May 29, 2015, the Group acquired an aggregate of 145,376,744 shares of World Union, a PRC listed company, at a total consideration of US$121,394. The investment constituted a 10.06% ownership in World Union. The investment in World Union was classified as a cost method investment, as the Group could not freely sell the shares due to a lock-up provision of 36 months. No impairment on the investment in World Union was recognized for the year ended December 31, 2015.

On October 29, 2015, the Group acquired 11.03% of the share capital of Sindeo, a non-listed company, for US$5,000. The investment in Sindeo was classified as a cost method investment, as the Group does not have significant influence over Sindeo. No impairment on the investment in Sindeo was recognized for the year ended December 31, 2015.

As of December 31, 2015, the Group had acquired a total of 103,935 shares of Yirendai, a New York Stock Exchange (“NYSE”) listed company, for US$995. The investment constituted a 0.18% ownership in Yirendai and was classified as an available-for-sale security. As of December 31, 2015, the market price of Yirendai was US$985 and the unrealized loss of US$10 was recorded in other comprehensive income (loss).

The following is a summary of the available-for-sale securities as of December 31, 2014 and 2015:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2014
- Color Life	13,583	10,508	-	24,091
- Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035

December 31, 2015
- Color Life	13,583	10,120	-	23,703
- Hopefluent	34,944	-	(3,605)	31,339
- Yirendai	995	-	(10)	985

	49,522	10,120	(3,615)	56,027

As of December 31, 2014 and 2015, the total losses for securities with net losses in accumulated other comprehensive income (loss) were nil and US$3,615, respectively. The following table shows all available-for-sale securities in an unrealized loss position for which an other-than-temporary impairment has not been recognized and the related gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	As of December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,339	(3,605)	-	-	31,339	(3,605)
Yirendai	985	(10)	-	-	985	(10)
Total available-for-sale securities	32,324	(3,615)	-	-	32,324	(3,615)